Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 278,954	$ 452,275
Accounts receivable, net	$ 53,654
Notes receivable and accrued interest, net		$ 20,050
Inventories, net	$ 363,638
Debt issuance costs, net	13,618
Total current assets	709,864	$ 472,325
Property and Equipment, net	14,419
Goodwill	492,620
Total Assets	1,216,903	$ 472,325
Current Liabilities:
Accounts payable and accrued expenses	$ 319,016	$ 93,234
Intercompany
Convertible notes, net of debt discount	$ 14,468
Related party payable	60,000
Total current liabilities	393,484	$ 93,234
Long-term Liabilities:
Derivative liabilities	585,106
Total long-term liabilities	585,106
Total Liabilities	$ 978,590	$ 93,234
Commitments and contingencies
Stockholders' Equity
Preferred stock
Common stock	$ 55,022	$ 46,255
Additional paid in capital	1,526,508	485,745
Accumulated deficit	(1,343,217)	(152,909)
Total Stockholders' Equity	258,313	379,091
Total Liabilities and Stockholders' Equity	$ 1,216,903	$ 472,325
LightTouch Vein & Laser, Inc. [Member]
Assets:
Cash and cash equivalents
Total current assets
Total Assets
Current Liabilities:
Accounts payable		$ 25,793	$ 33,195
Payable to stockholders		148,739	115,565
Long-term Liabilities:
Total Liabilities		$ 174,532	$ 148,760
Stockholders' Equity
Preferred stock
Common stock		$ 419	$ 419
Additional paid in capital		7,142,744	7,142,744
Accumulated deficit		(7,317,695)	(7,291,923)
Total Stockholders' Equity		$ (174,532)	$ (148,760)
Total Liabilities and Stockholders' Equity